Private Placement - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended
	Mar. 05, 2026	Mar. 03, 2026	Dec. 31, 2025	Jun. 30, 2026
Private Placement [Line Items]
Exercise Price of Warrants or Rights			$ 0.5	$ 0.5
Proceeds from issuance of warrants				$ 7,122,796
Class Of Warrants Or Right Purchase During The Year				61,333
Class of Warrants or Right Purchase			$ 2,000,000	$ 2,300,000
Proceeds from Issuance of Private Placement				$ 7,300,000
IPO [Member]
Private Placement [Line Items]
Exercise Price of Warrants or Rights				$ 0.25
Change in fair value of derivative liabilities				$ 5,714,753
Private Placement Warrants [Member]
Private Placement [Line Items]
Class of Warrants or Rights Issued During the Period			10,733,333	11,533,333
Class of warrants or Rights Issued Price Per Warrant			$ 0.44	$ 0.43
Payments for Repurchase of Private Placement				$ 5,000,000
Exercise Price of Warrants or Rights				$ 0.25
Change in fair value of derivative liabilities				$ 714,753
Class of Warrants or Right Underwritting Discount Purchase			2,666,667	3,005,334
Class Of Warrants Or Right Purchase Price Per Warrant			$ 0.75	$ 0.75
Fair Value of Private Placement Warrants		$ 773,471
Proceeds from Issuance of Private Placement		$ 1,526,528
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Private Placement [Line Items]
Class of Warrants or Right Underwritting Discount Purchase			3,066,667
Private Placement Warrants [Member] | IPO [Member]
Private Placement [Line Items]
Exercise Price of Warrants or Rights				$ 0.5
Underwriting [Member] | Over-Allotment Option [Member]
Private Placement [Line Items]
Class of Warrants or Right Purchase			$ 2,300,000
Underwriting [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Class of Warrants or Rights Issued During the Period			11,533,333
Exercise Price of Warrants or Rights			$ 0.43
Proceeds from issuance of warrants	$ 2,300,000		$ 5,000,000
Class of Warrants or Right Underwritting Discount Purchase			3,066,667
Class of Warrants or Right Purchase			$ 2,300,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Proceeds from issuance of warrants			$ 4,700,000
Class of Warrants or Right Underwritting Discount Purchase			2,666,667
Class of Warrants or Right Purchase			$ 2,000,000